Stockholders' Equity (Details)	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017 USD ($) $ / shares shares	Aug. 29, 2015 USD ($)	Jul. 06, 2017 USD ($)	Aug. 26, 2017 USD ($) trading_day vote $ / shares shares	Aug. 27, 2016 USD ($) $ / shares shares	Dec. 27, 2014 USD ($)
Class of Stock [Line Items]
Common stock shares authorized (in shares)	600,000,000			600,000,000
Common shares par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Preferred stock shares authorized (in shares)	100,000,000			100,000,000
Preferred stock par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Preferred stock shares issued (in shares)	0			0
Preferred shares outstanding (in shares)	0			0
Number of days after completion of business combination				30 days
Warrant expiration period				5 years
Warrant call price per share (in dollars per share) | $ / shares	$ 0.01			$ 0.01
Written notice of redemption period (not less than)				30 days
Number of trading days within a 30-trading day period | trading_day				20
Trading day period				30 days
Number of business days before notice of redemption				3 days
Other income (expense) included in changes in warrant liabilities | $	$ 0			$ 700,000
Warrant liabilities | $	$ 0			$ 0
Common Stock
Class of Stock [Line Items]
Shares issued at business combination (in shares)				70,562,477
Number of shares authorized to purchase per warrant (in shares)	1			1
Warrant price per share (in dollars per share) | $ / shares	$ 11.50			$ 11.50
Common stock price (equals or exceeds) (in dollars per share) | $ / shares				$ 18.00
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted Stock Units of Common Stock issued (in shares)				65,845
Restricted Stock Units (RSUs) | Common Stock
Class of Stock [Line Items]
Restricted Stock Units of Common Stock issued (in shares)				65,845
(Predecessor)
Class of Stock [Line Items]
Common stock shares authorized (in shares)	600,000			600,000	600,000,000
Common shares par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01	$ 0.01
Number of votes per share | vote				1
Other income (expense) included in changes in warrant liabilities | $		$ (1,689,000)	$ (722,000)		$ 722,000	$ (143,000)
Warrant liabilities | $					$ 15,722,000
Public Warrants
Class of Stock [Line Items]
Warrants issued (in shares)	13,416,667			13,416,667
Private Placement Warrants
Class of Stock [Line Items]
Warrants issued (in shares)	6,700,000			6,700,000